Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2022

	Shares	Value
COMMON STOCKS† - 19.6%
Consumer, Cyclical - 6.4%
Caesars Entertainment, Inc.*,2	60,000	$ 4,568,400
Marriott International, Inc. — Class A*	25,000	4,028,000
International Game Technology plc	150,000	4,015,500
General Motors Co.*	75,000	3,954,750
Live Nation Entertainment, Inc.*,2	30,000	3,285,300
Hanesbrands, Inc.	200,000	3,220,000
Brunswick Corp.	35,000	3,177,650
Cracker Barrel Old Country Store, Inc.	25,000	2,978,500
RH*	7,000	2,819,740
Target Corp.[2]	12,000	2,645,160
Thor Industries, Inc.[2]	25,000	2,364,750
Total Consumer, Cyclical		37,057,750
Financial - 3.8%
Gaming and Leisure Properties, Inc. REIT	76,735	3,466,887
Fifth Third Bancorp	75,000	3,347,250
KeyCorp	125,000	3,132,500
PNC Financial Services Group, Inc.	15,000	3,089,850
Citigroup, Inc.[2]	46,000	2,995,520
Simon Property Group, Inc. REIT	20,000	2,944,000
Lamar Advertising Co. — Class A REIT[2]	15,000	1,661,400
EJF Acquisition Corp*,1	150,000	1,485,000
Total Financial		22,122,407
Communications - 2.5%
Walt Disney Co.*	25,000	3,574,250
Meta Platforms, Inc. — Class A*	10,000	3,132,600
Airbnb, Inc. — Class A*,2	20,000	3,079,400
Cisco Systems, Inc.	50,000	2,783,500
Shopify, Inc. — Class A*	2,200	2,121,328
Total Communications		14,691,078
Energy - 2.5%
ConocoPhillips	70,000	6,203,400
Enphase Energy, Inc.*	30,000	4,214,100
Valero Energy Corp.	50,000	4,148,500
Total Energy		14,566,000
Consumer, Non-cyclical - 2.4%
AbbVie, Inc.	40,000	5,475,600
Amgen, Inc.	15,000	3,407,100
Eli Lilly & Co.	10,000	2,453,900
Bristol-Myers Squibb Co.	35,000	2,271,150
Total Consumer, Non-cyclical		13,607,750
Technology - 1.4%
Microsoft Corp.[2]	10,000	3,109,800
International Business Machines Corp.	21,000	2,804,970
Advanced Micro Devices, Inc.*,2	20,000	2,285,000
Total Technology		8,199,770
Industrial - 0.4%
Colfax Corp.*,2	50,000	2,056,000
Basic Materials - 0.2%
Alcoa Corp.[7]	25,000	1,417,750
Total Common Stocks
(Cost $99,988,859)		113,718,505
CONVERTIBLE PREFERRED STOCKS† - 16.6%
Technology - 3.1%
Broadcom, Inc.
8.00% due 09/30/22[2]	6,502	11,909,193
Change Healthcare, Inc.
6.00% due 06/30/22[2]	70,000	4,593,400
Clarivate plc
5.25% due 06/01/24	17,516	1,207,937
Total Technology		17,710,531
Consumer, Non-cyclical - 3.0%
Boston Scientific Corp.
5.50% due 06/01/23[2]	53,553	6,241,067
Elanco Animal Health, Inc.
5.00% due 02/01/23[2]	118,687	4,906,520
Danaher Corp.
5.00% due 04/15/23[2]	2,635	4,068,967
Avantor, Inc.
6.25% due 05/15/22[2]	13,170	1,504,014
Becton Dickinson and Co.
6.00% due 06/01/23[2]	16,957	892,956
Total Consumer, Non-Cyclical		17,613,524
Financial - 3.0%
KKR & Company, Inc.
6.00% due 09/15/23[2]	89,723	7,963,813
Bank of America Corp.
7.25%[2]	3,430	4,829,440
Wells Fargo & Co.
7.50%[2]	3,000	4,267,590
2020 Mandatory Exchangeable Trust
6.50% due 05/16/23*,2,3	472	537,193
Total Financial		17,598,036
Utilities - 2.1%
NextEra Energy, Inc.
5.28% due 03/01/23[2]	105,823	5,395,915
6.22% due 09/01/23[2]	66,420	3,413,324
American Electric Power Company, Inc.[2]
6.13% due 08/15/23	34,716	1,842,725
AES Corp.
6.88% due 02/15/24[2]	15,109	1,375,674
Total Utilities		12,009,638
Industrial - 2.1%
RBC Bearings, Inc.
5.00% due 10/15/24[2]	52,540	5,032,807
Fluor Corp.
6.50%[2,3]	3,554	4,199,923
Stanley Black & Decker, Inc.
5.25% due 11/15/22[2]	26,351	2,750,254
Total Industrial		11,982,984
Communications - 1.6%
2020 Cash Mandatory Exchangeable Trust
5.25% due 06/01/23*,2,3	7,601	7,578,920
ViacomCBS, Inc.
5.75% due 04/01/24[2]	23,673	1,382,030
Total Communications		8,960,950
Consumer, Cyclical - 1.3%
Aptiv plc
5.50% due 06/15/23	48,872	7,574,521
Basic Materials - 0.4%
ArcelorMittal S.A.
5.50% due 05/18/23[2]	34,872	2,439,297
Total Convertible Preferred Stocks
(Cost $79,180,402)		95,907,480

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2022

	Shares	Value
MONEY MARKET FUND† - 7.1%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 0.03%[4]	41,042,902	$ 41,042,902
Total Money Market Fund
(Cost $41,042,902)		41,042,902
	Face Amount~
CONVERTIBLE BONDS†† - 68.7%
Technology - 16.1%
Splunk, Inc.
1.13% due 09/15/25[2]	5,502,000	6,183,744
Confluent, Inc.
due 01/15/27[2,3,5]	5,530,000	5,446,217
Rapid7, Inc.
0.25% due 03/15/27[2,3]	4,500,000	5,130,948
Zscaler, Inc.
0.13% due 07/01/25[2]	2,456,000	4,448,518
Zynga, Inc.
0.25% due 06/01/24[2]	3,651,000	4,421,465
Workday, Inc.
0.25% due 10/01/22[2]	2,047,000	3,547,660
CyberArk Software Ltd.
due 11/15/24[2,5]	2,978,000	3,322,124
Akamai Technologies, Inc.
0.38% due 09/01/27[2]	2,831,000	3,249,988
Bill.com Holdings, Inc.
due 04/01/27[2,3,5]	2,933,000	2,656,612
due 12/01/25[2,5]	305,000	427,305
ON Semiconductor Corp.
due 05/01/27[2,3,5]	2,071,000	2,775,392
Blackline, Inc.
due 03/15/26[2,3,5]	3,080,000	2,737,972
STMicroelectronics N.V.
due 08/04/27[5]	1,600,000	1,988,439
due 08/04/25[5]	600,000	745,457
Tyler Technologies, Inc.
0.25% due 03/15/26[2,3]	2,332,000	2,667,063
Five9, Inc.
0.50% due 06/01/25[2]	2,244,000	2,628,673
LivePerson, Inc.
due 12/15/26[2,5]	2,243,000	1,767,736
0.75% due 03/01/24[2]	750,000	805,600
RingCentral, Inc.
due 03/01/25[2,5]	1,384,000	1,272,399
due 03/15/26[2,5]	1,258,000	1,085,927
Lumentum Holdings, Inc.
0.50% due 12/15/26[2]	1,936,000	2,333,375
Avalara, Inc.
0.25% due 08/01/26[2,3]	2,597,000	2,315,559
DigitalOcean Holdings, Inc.
due 12/01/26[2,3,5]	2,763,000	2,241,315
Bentley Systems, Inc.
0.13% due 01/15/26[2,3]	2,218,000	2,104,882
Jamf Holding Corp.
0.13% due 09/01/26[2,3]	2,121,000	2,072,987
Pegasystems, Inc.
0.75% due 03/01/25[2]	2,000,000	2,026,521
Microchip Technology, Inc.
0.13% due 11/15/24[2]	1,368,000	1,629,715
1.63% due 02/15/27[2]	176,000	396,220
MongoDB, Inc.
0.25% due 01/15/26[2]	1,009,000	2,022,793
Atos SE
due 11/06/24[5]	EUR1,700,000	1,940,650
Dropbox, Inc.
due 03/01/28[2,3,5]	1,769,000	1,740,696
Datadog, Inc.
0.13% due 06/15/25[2]	1,000,000	1,717,520
Unity Software, Inc.
due 11/15/26[2,3,5]	1,980,000	1,663,695
Pure Storage, Inc.
0.13% due 04/15/23[2]	1,166,000	1,373,548
HubSpot, Inc.
0.38% due 06/01/25[2]	561,000	1,022,703
Cloudflare, Inc.
due 08/15/26[2,3,5]	1,001,000	934,285
Bilibili, Inc.
0.50% due 12/01/26[2,3]	1,192,000	926,171
Kingsoft Corporation Ltd.
0.63% due 04/29/25	HKD6,000,000	918,242
MACOM Technology Solutions Holdings, Inc.
0.25% due 03/15/26[2,3]	821,000	851,994
Health Catalyst, Inc.
2.50% due 04/15/25	690,000	842,869
Globalwafers Company Ltd.
due 06/01/26[5]	800,000	835,936
Rohm Company Ltd.
due 12/05/24[5]	JPY90,000,000	826,774
KBR, Inc.
2.50% due 11/01/23[2]	431,000	754,034
New Relic, Inc.
0.50% due 05/01/23[2]	637,000	750,079
Lenovo Group Ltd.
3.38% due 01/24/24	425,000	577,787
Xero Investments Ltd.
due 12/02/25[5]	609,000	542,923
United Microelectronics Corp.
due 07/07/26[5]	400,000	403,276
Total Technology		93,075,788
Communications - 15.1%
Palo Alto Networks, Inc.
0.38% due 06/01/25[2]	5,626,000	9,974,410
Booking Holdings, Inc.
0.75% due 05/01/25[2]	4,392,000	6,579,790
Etsy, Inc.
0.13% due 09/01/27	3,425,000	3,833,876
0.25% due 06/15/28[2,3]	2,611,000	2,591,418
Viavi Solutions, Inc.
1.75% due 06/01/23	3,000,000	3,867,000
1.00% due 03/01/24[2]	1,778,000	2,360,295
Liberty Media Corp.
1.38% due 10/15/23	2,458,000	3,379,750
0.50% due 12/01/50[2,3]	1,328,000	1,787,388
DISH Network Corp.
3.38% due 08/15/26[2]	2,403,000	2,242,695
due 12/15/25[2,5]	1,379,000	1,351,653
2.38% due 03/15/24[2]	978,000	940,284

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2022

	Face Amount~	Value
CONVERTIBLE BONDS†† - 68.7% (continued)
Communications - 15.1% (continued)
Okta, Inc.
0.38% due 06/15/26[2]	3,887,000	$4,346,761
Snap, Inc.
0.75% due 08/01/26[2]	1,532,000	2,490,561
due 05/01/27[2,3,5]	2,109,000	1,820,207
Match Group Financeco 3, Inc.
2.00% due 01/15/30[2,3]	2,500,000	3,916,250
Twitter, Inc.
0.25% due 06/15/24[2]	3,488,000	3,676,242
Uber Technologies, Inc.
due 12/15/25[2,5]	3,423,000	3,222,572
Match Group Financeco 2, Inc.
0.88% due 06/15/26[2,3]	2,220,000	3,201,851
Zendesk, Inc.
0.63% due 06/15/25[2]	2,539,000	2,942,701
Delivery Hero SE
0.25% due 01/23/24	EUR1,400,000	1,523,829
0.88% due 07/15/25	EUR1,100,000	1,050,490
Lyft, Inc.
1.50% due 05/15/25[2]	1,947,000	2,452,891
Upwork, Inc.
0.25% due 08/15/26[2,3]	2,363,000	2,049,487
Expedia Group, Inc.
due 02/15/26[2,3,5]	1,592,000	1,867,902
Meituan
due 04/27/28[5]	1,900,000	1,745,625
Sea Ltd.
0.25% due 09/15/26[2]	2,003,000	1,685,944
Wayfair, Inc.
0.63% due 10/01/25[2]	944,000	831,984
1.00% due 08/15/26[2]	611,000	778,080
Nice Ltd.
due 09/15/25[2,5]	1,164,000	1,288,731
Kakao Corp.
due 04/28/23[5]	1,100,000	1,157,750
Just Eat Takeaway.com N.V.
2.25% due 01/25/24	EUR1,000,000	1,131,485
RealReal, Inc.
3.00% due 06/15/25[2]	1,102,000	1,069,274
Q2 Holdings, Inc.
0.75% due 06/01/26[2]	1,022,000	1,057,135
Yandex N.V.
0.75% due 03/03/25	1,000,000	1,011,700
Bharti Airtel Ltd.
1.50% due 02/17/25	650,000	878,611
MakeMyTrip Ltd.
due 02/15/28[3,5]	782,000	786,126
Shopify, Inc.
0.13% due 11/01/25[2]	487,000	520,847
Total Communications		87,413,595
Consumer, Cyclical - 13.2%
Ford Motor Co.
due 03/15/26[2,3,5]	8,462,000	11,521,806
Southwest Airlines Co.
1.25% due 05/01/25[2]	8,312,000	11,356,476
Royal Caribbean Cruises Ltd.
4.25% due 06/15/23[2]	3,375,000	4,305,558
2.88% due 11/15/23[2]	3,545,000	4,222,002
NCL Corporation Ltd.
1.13% due 02/15/27[2,3]	5,845,000	5,586,929
5.38% due 08/01/25[2]	1,066,000	1,527,646
JetBlue Airways Corp.
0.50% due 04/01/26[2,3]	4,029,000	3,874,765
Marriott Vacations Worldwide Corp.
due 01/15/26[2,3,5]	1,990,000	2,240,152
1.50% due 09/15/22[2]	920,000	1,081,233
Cinemark Holdings, Inc.
4.50% due 08/15/25[2]	2,355,000	3,239,734
Copa Holdings S.A.
4.50% due 04/15/25	1,500,000	2,659,798
Burlington Stores, Inc.
2.25% due 04/15/25[2]	2,000,000	2,616,681
Live Nation Entertainment, Inc.
2.00% due 02/15/25[2]	2,000,000	2,501,414
IMAX Corp.
0.50% due 04/01/26[2,3]	2,500,000	2,373,750
Zhongsheng Group Holdings Ltd.
due 05/21/25[5]	HKD11,000,000	1,990,497
Kering S.A.
due 09/30/22[5]	EUR1,200,000	1,474,302
Penn National Gaming, Inc.
2.75% due 05/15/26[2]	567,000	1,220,700
Sail Vantage Ltd.
due 01/13/27[5]	HKD9,000,000	1,200,954
Vinpearl JSC
3.25% due 09/21/26	1,200,000	1,179,464
ANLLIAN Capital Ltd.
due 02/05/25[5]	EUR800,000	1,129,519
LCI Industries
1.13% due 05/15/26[2]	1,110,000	1,090,607
Tesla, Inc.
2.00% due 05/15/24	69,000	1,040,471
NIO, Inc.
due 02/01/26[3,5]	1,000,000	860,000
Zalando SE
0.05% due 08/06/25	EUR700,000	842,872
Dufry One BV
0.75% due 03/30/26	CHF800,000	834,246
WH Smith plc
1.63% due 05/07/26	GBP600,000	793,800
ANA Holdings, Inc.
due 12/10/31[5]	JPY90,000,000	782,252
International Consolidated Airlines Group S.A.
1.13% due 05/18/28	EUR600,000	645,418
American Eagle Outfitters, Inc.
3.75% due 04/15/25[2]	224,000	617,680
Cheesecake Factory, Inc.
0.38% due 06/15/26[2]	635,000	562,549
RH
due 09/15/24[2,5]	287,000	556,565

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2022

	Face Amount~	Value
CONVERTIBLE BONDS†† - 68.7% (continued)
Consumer, Cyclical - 13.2% (continued)
Singapore Airlines Ltd.
1.63% due 12/03/25	SGD 500,000	$396,868
Total Consumer, Cyclical		76,326,708
Consumer, Non-cyclical - 10.2%
Exact Sciences Corp.
1.00% due 01/15/25[2]	2,000,000	2,571,730
0.38% due 03/15/27[2]	2,336,000	2,345,950
0.38% due 03/01/28[2]	2,273,000	2,194,234
Block, Inc.
0.13% due 03/01/25[2]	3,024,000	3,810,931
0.25% due 11/01/27[2]	2,628,000	2,460,631
Jazz Investments I Ltd.
2.00% due 06/15/26[2]	5,240,000	6,152,060
Dexcom, Inc.
0.25% due 11/15/25[2]	3,801,000	4,060,632
0.75% due 12/01/23[2]	145,000	379,851
Insulet Corp.
0.38% due 09/01/26[2]	3,373,000	4,302,262
Shift4 Payments, Inc.
due 12/15/25[2,3,5]	3,655,000	3,687,326
MGP Ingredients, Inc.
1.88% due 11/15/41[2,3]	2,500,000	2,712,580
Herbalife Nutrition Ltd.
2.63% due 03/15/24[2]	2,643,000	2,685,112
Guardant Health, Inc.
due 11/15/27[2,5]	2,130,000	1,820,937
Nexi SpA
1.75% due 04/24/27	EUR800,000	983,768
due 02/24/28[5]	EUR700,000	704,533
Sabre GLBL, Inc.
4.00% due 04/15/25[2]	1,092,000	1,565,217
Amadeus IT Group S.A.
1.50% due 04/09/25	EUR1,000,000	1,498,627
Affirm Holdings, Inc.
due 11/15/26[2,3,5]	1,875,000	1,476,688
Haemonetics Corp.
due 03/01/26[2,3,5]	1,682,000	1,409,229
QIAGEN N.V.
1.00% due 11/13/24	1,000,000	1,199,400
China Conch Venture
due 09/05/23[5]	HKD8,000,000	1,182,936
Shanghai Port Group BVI Holding Company Ltd.
due 08/09/22[5]	928,000	1,142,368
Fine Perfection Investment Ltd.
due 04/17/22[5]	1,130,000	1,128,023
Omnicell, Inc.
0.25% due 09/15/25[2]	681,000	1,097,387
Sarepta Therapeutics, Inc.
1.50% due 11/15/24[2]	858,000	1,089,797
Insmed, Inc.
0.75% due 06/01/28[2]	1,081,000	1,052,353
ADM Ag Holding Ltd.
due 08/26/23[5]	1,000,000	1,032,500
Livongo Health, Inc.
0.88% due 06/01/25[2]	779,000	828,856
NeoGenomics, Inc.
0.25% due 01/15/28[2]	1,077,000	804,408
Pharmaron Beijing Company Ltd.
due 06/18/26[5]	800,000	698,400
Nipro Corp.
due 09/25/26[5]	JPY70,000,000	616,012
Orpea S.A.
0.38% due 05/17/27	681**	90,231
Total Consumer, Non-cyclical		58,784,969
Financial - 4.2%
Pebblebrook Hotel Trust
1.75% due 12/15/26[2]	3,365,000	3,675,433
JPMorgan Chase Bank North America
due 09/18/22[5]	EUR700,000	1,334,754
due 02/18/24[5]	EUR800,000	993,030
due 08/07/22[5]	400,000	457,700
Coinbase Global, Inc.
0.50% due 06/01/26[2,3]	2,330,000	2,187,569
SBI Holdings, Inc.
due 07/25/25[5]	JPY220,000,000	2,182,339
Kite Realty Group, LP
0.75% due 04/01/27[3]	2,000,000	2,023,181
Eve Battery Investment Ltd.
0.75% due 11/22/26	1,670,000	1,768,263
LendingTree, Inc.
0.50% due 07/15/25[2]	1,992,000	1,676,470
Vingroup JSC
3.00% due 04/20/26	1,600,000	1,588,800
SoFi Technologies, Inc.
due 10/15/26[2,3,5]	1,608,000	1,498,041
Summit Hotel Properties, Inc.
1.50% due 02/15/26[2]	1,100,000	1,125,737
Realogy Group LLC / Realogy Company-Issuer Corp.
0.25% due 06/15/26[2,3]	1,150,000	1,113,027
Redfin Corp.
due 10/15/25[2,5]	1,284,000	1,061,968
Citigroup Global Markets Funding Luxembourg SCA
due 05/28/24[5]	HKD8,000,000	1,054,177
LEG Immobilien AG
0.88% due 09/01/25	EUR600,000	796,523
Total Financial		24,537,012
Energy - 3.6%
Pioneer Natural Resources Co.
0.25% due 05/15/25[2]	3,800,000	7,896,875
CNX Resources Corp.
2.25% due 05/01/26[2]	2,000,000	2,735,099
NextEra Energy Partners, LP
due 11/15/25[2,3,5]	2,567,000	2,672,356
Centennial Resource Production LLC
3.25% due 04/01/28	1,500,000	2,227,254
CIMC Enric Holdings Ltd.
due 11/30/26[5]	HKD13,000,000	1,797,231
SolarEdge Technologies, Inc.
due 09/15/25[2,5]	1,288,000	1,507,154
RAG-Stiftung
due 06/17/26[5]	EUR600,000	768,413

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2022

	Face Amount~	Value
CONVERTIBLE BONDS†† - 68.7% (continued)
Energy - 3.6% (continued)
MBT Systems GmbH
3.50% due 07/08/27	EUR 700,000	$730,712
Equities Corp.
1.75% due 05/01/26[2]	350,000	570,323
Total Energy		20,905,417
Industrial - 3.2%
Greenbrier Companies, Inc.
2.88% due 04/15/28[2,3]	2,500,000	2,564,065
Cellnex Telecom S.A.
0.50% due 07/05/28	EUR1,500,000	2,017,628
Vertex Energy, Inc.
6.25% due 10/01/27[3]	1,900,000	1,991,562
Deutsche Post AG
0.05% due 06/30/25	EUR1,400,000	1,814,977
Safran S.A.
0.88% due 05/15/27	10,870**	1,650,359
Itron, Inc.
due 03/15/26[2,3,5]	1,701,000	1,527,498
Middleby Corp.
1.00% due 09/01/25[2]	906,000	1,382,605
Scorpio Tankers, Inc.
3.00% due 05/15/25[3]	1,157,000	1,157,674
Chart Industries, Inc.
1.00% due 11/15/24[2,3]	399,000	854,658
MINEBEA MITSUMI, Inc.
due 08/03/22[5]	JPY70,000,000	819,375
DMG Mori Company Ltd.
due 07/16/24[5]	JPY90,000,000	806,895
Bloom Energy Corp.
2.50% due 08/15/25[2]	618,000	754,554
Sika A.G.
0.15% due 06/05/25	CHF380,000	691,312
Prysmian SpA
due 02/02/26[5]	EUR400,000	462,593
Total Industrial		18,495,755
Utilities - 1.8%
NRG Energy, Inc.
2.75% due 06/01/48[2]	3,211,000	3,653,357
Electricite de France S.A.
due 09/14/24[5]	169,500**	2,332,938
Veolia Environnement S.A.
due 01/01/25[5]	50,190**	2,078,936
CenterPoint Energy, Inc.
4.57% due 09/15/29	23,210**	1,280,960
Iberdrola International BV
due 11/11/22[5]	EUR700,000	972,502
Total Utilities		10,318,693
Basic Materials - 1.3%
Ivanhoe Mines Ltd.
2.50% due 04/15/26[2,3]	1,582,000	2,152,311
Nippon Steel Corp.
due 10/04/24[5]	JPY150,000,000	1,336,299
due 10/05/26[5]	JPY90,000,000	813,495
Mitsubishi Chemical Holdings Corp.
due 03/29/24[5]	JPY120,000,000	1,075,808
Osisko Gold Royalties Ltd.
4.00% due 12/31/22	CAD1,300,000	1,033,570
Brenntag Finance BV
1.88% due 12/02/22	750,000	842,293
Allegheny Technologies, Inc.
3.50% due 06/15/25[2]	403,000	571,756
Total Basic Materials		7,825,532
Total Convertible Bonds
(Cost $381,704,252)		397,683,469
CORPORATE BONDS†† - 47.1%
Consumer, Non-cyclical - 9.1%
Land O'Lakes Capital Trust I
7.45% due 03/15/28[2,3]	3,151,000	3,637,562
Tenet Healthcare Corp.
4.38% due 01/15/30[3]	3,290,000	3,176,047
Nielsen Finance LLC / Nielsen Finance Co.
5.63% due 10/01/28[2,3]	2,750,000	2,764,712
Brink's Co.
4.63% due 10/15/27[2,3]	2,665,000	2,702,323
MEDNAX, Inc.
6.25% due 01/15/27[2,3]	2,573,000	2,689,956
Organon & Company / Organon Foreign Debt Co-Issuer BV
5.13% due 04/30/31[2,3]	1,336,000	1,337,042
4.13% due 04/30/28[2,3]	1,341,000	1,327,811
ASGN, Inc.
4.63% due 05/15/28[3]	2,608,000	2,608,496
Edgewell Personal Care Co.
4.13% due 04/01/29[2,3]	2,650,000	2,588,520
Primo Water Holdings, Inc.
4.38% due 04/30/29[2,3]	2,682,000	2,583,732
Teva Pharmaceutical Finance Netherlands III BV
2.80% due 07/21/23	2,628,000	2,578,804
HLF Financing SARL LLC / Herbalife International, Inc.
4.88% due 06/01/29[2,3]	2,683,000	2,545,952
Horizon Therapeutics USA, Inc.
5.50% due 08/01/27[2,3]	2,223,000	2,306,196
HCA, Inc.
5.88% due 02/01/29[2]	2,036,000	2,303,734
ModivCare Escrow Issuer, Inc.
5.00% due 10/01/29[2,3]	2,351,000	2,281,140
Bausch Health Companies, Inc.
4.88% due 06/01/28[2,3]	2,329,000	2,212,946
MPH Acquisition Holdings LLC
5.50% due 09/01/28[2,3]	2,300,000	2,211,726
Korn Ferry
4.63% due 12/15/27[2,3]	2,109,000	2,140,751
Jazz Securities DAC
4.38% due 01/15/29[2,3]	2,011,000	2,000,241
Emergent BioSolutions, Inc.
3.88% due 08/15/28[2,3]	2,142,000	1,973,949
Varex Imaging Corp.
7.88% due 10/15/27[2,3]	1,774,000	1,944,455
United Rentals North America, Inc.
4.00% due 07/15/30[2]	1,742,000	1,717,821

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 47.1% (continued)
Consumer, Non-cyclical - 9.1% (continued)
TriNet Group, Inc.
3.50% due 03/01/29[2,3]	1,354,000	$1,278,095
Total Consumer, Non-cyclical		52,912,011
Consumer, Cyclical - 8.9%
American Airlines Incorporated/AAdvantage Loyalty IP Ltd.
5.75% due 04/20/29[3]	3,306,000	3,390,171
Everi Holdings, Inc.
5.00% due 07/15/29[2,3]	2,859,000	2,849,036
LSF9 Atlantis Holdings LLC / Victra Finance Corp.
7.75% due 02/15/26[2,3]	2,943,000	2,838,538
Hilton Domestic Operating Company, Inc.
4.88% due 01/15/30[2]	2,761,000	2,837,493
Caesars Entertainment, Inc.
6.25% due 07/01/25	2,742,000	2,834,858
Hanesbrands, Inc.
4.63% due 05/15/24[2,3]	2,719,000	2,773,380
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
5.00% due 06/01/29[2,3]	2,696,000	2,687,224
Wolverine World Wide, Inc.
4.00% due 08/15/29[2,3]	2,366,000	2,276,518
QVC, Inc.
4.38% due 09/01/28[2]	2,387,000	2,203,046
Tenneco, Inc.
5.13% due 04/15/29[2,3]	2,359,000	2,188,102
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.88% due 04/01/29[2,3]	2,355,000	2,170,403
Scientific Games International, Inc.
8.63% due 07/01/25[2,3]	2,039,000	2,160,147
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
5.88% due 06/15/24	2,056,000	2,158,512
Ford Motor Co.
4.35% due 12/08/26	2,056,000	2,137,171
American Greetings Corp.
8.75% due 04/15/25[2,3]	1,931,000	1,970,875
Bloomin' Brands Incorporated / OSI Restaurant Partners LLC
5.13% due 04/15/29[2,3]	1,974,000	1,957,567
NCL Finance Ltd.
6.13% due 03/15/28[2,3]	2,037,000	1,930,679
Kontoor Brands, Inc.
4.13% due 11/15/29[2,3]	1,974,000	1,895,731
Carnival Corp.
4.00% due 08/01/28[2,3]	1,695,000	1,615,165
Jacobs Entertainment, Inc.
6.75% due 02/15/29[3]	1,542,000	1,558,469
Churchill Downs, Inc.
4.75% due 01/15/28[2,3]	1,479,000	1,489,649
Michaels Companies, Inc.
7.88% due 05/01/29[2,3]	1,619,000	1,484,121
Dave & Buster's, Inc.
7.63% due 11/01/25[3]	1,359,000	1,438,753
Staples, Inc.
10.75% due 04/15/27[2,3]	678,000	633,164
Total Consumer, Cyclical		51,478,772
Energy - 7.8%
Occidental Petroleum Corp.
6.13% due 01/01/31[2]	3,306,000	3,821,323
3.40% due 04/15/26[2]	2,636,000	2,607,268
New Fortress Energy, Inc.
6.50% due 09/30/26[2,3]	3,200,000	2,997,680
DCP Midstream Operating, LP
5.63% due 07/15/27[2]	2,615,000	2,829,652
Tallgrass Energy Partners Limited Partnership / Tallgrass Energy Finance Corp.
6.00% due 03/01/27[3]	2,672,000	2,722,100
Nabors Industries, Inc.
7.38% due 05/15/27[2,3]	2,632,000	2,694,365
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
8.00% due 01/15/27[2]	2,510,000	2,532,615
Parkland Corp.
4.63% due 05/01/30[2,3]	2,632,000	2,531,181
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
8.13% due 01/15/27[2,3]	2,380,000	2,393,507
Harvest Midstream I, LP
7.50% due 09/01/28[2,3]	2,202,000	2,294,451
Aethon United BR Limited Partnership / Aethon United Finance Corp.
8.25% due 02/15/26[2,3]	1,956,000	2,062,856
Endeavor Energy Resources Limited Partnership / EER Finance, Inc.
5.75% due 01/30/28[2,3]	1,979,000	2,050,016
Hilcorp Energy I Limited Partnership / Hilcorp Finance Co.
6.00% due 02/01/31[2,3]	1,990,000	2,040,347
Range Resources Corp.
4.75% due 02/15/30[3]	2,039,000	2,040,315
Apache Corp.
4.88% due 11/15/27[2]	1,931,000	2,007,468
Southwestern Energy Co.
4.75% due 02/01/32[2]	1,979,000	1,979,000
Civitas Resources, Inc.
5.00% due 10/15/26[2,3]	1,967,000	1,963,578
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
7.50% due 05/01/25[3]	1,757,000	1,781,677

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 47.1% (continued)
Energy - 7.8% (continued)
Comstock Resources, Inc.
6.75% due 03/01/29[2,3]	1,511,000	$1,556,972
Total Energy		44,906,371
Communications - 7.6%
Twitter, Inc.
3.88% due 12/15/27[2,3]	4,000,000	3,997,500
CSC Holdings LLC
6.50% due 02/01/29[2,3]	3,367,000	3,511,949
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/27[3]	2,741,000	2,813,225
Directv Financing LLC / Directv Financing Company-Obligor, Inc.
5.88% due 08/15/27[2,3]	2,708,000	2,724,519
Midas OpCo Holdings LLC
5.63% due 08/15/29[2,3]	2,686,000	2,637,236
Beasley Mezzanine Holdings LLC
8.63% due 02/01/26[2,3]	2,608,000	2,579,038
Nexstar Media, Inc.
4.75% due 11/01/28[2,3]	2,586,000	2,559,235
News Corp.
3.88% due 05/15/29[2,3]	2,668,000	2,553,409
Lumen Technologies, Inc.
4.00% due 02/15/27[2,3]	2,634,000	2,540,980
Audacy Capital Corp.
6.75% due 03/31/29[2,3]	2,700,000	2,515,658
Sprint Capital Corp.
6.88% due 11/15/28[2]	1,955,000	2,338,239
DISH DBS Corp.
5.75% due 12/01/28[2,3]	2,379,000	2,291,893
Scripps Escrow, Inc.
5.88% due 07/15/27[2,3]	1,984,000	2,026,180
Ciena Corp.
4.00% due 01/31/30[2,3]	2,040,000	2,022,823
Urban One, Inc.
7.38% due 02/01/28[2,3]	1,956,000	1,991,433
Sirius XM Radio, Inc.
4.00% due 07/15/28[2,3]	2,038,000	1,975,097
McGraw-Hill Education, Inc.
5.75% due 08/01/28[2,3]	2,031,000	1,932,172
CommScope, Inc.
8.25% due 03/01/27[2,3]	925,000	906,500
Total Communications		43,917,086
Technology - 3.8%
Amkor Technology, Inc.
6.63% due 09/15/27[2,3]	3,000,000	3,156,000
Unisys Corp.
6.88% due 11/01/27[3]	2,625,000	2,798,919
Consensus Cloud Solutions, Inc.
6.50% due 10/15/28[2,3]	2,622,000	2,693,318
Ahead DB Holdings LLC
6.63% due 05/01/28[2,3]	2,680,000	2,605,416
CA Magnum Holdings
5.38% due 10/31/26[3]	2,502,000	2,554,417
Playtika Holding Corp.
4.25% due 03/15/29[2,3]	2,327,000	2,228,603
NCR Corp.
5.13% due 04/15/29[2,3]	1,983,000	1,983,218
Synaptics, Inc.
4.00% due 06/15/29[2,3]	1,993,000	1,958,571
Alteryx, Inc.
1.00% due 08/01/26[2]	1,316,000	1,159,054
Seagate HDD Cayman
5.75% due 12/01/34[2]	1,018,000	1,105,574
Total Technology		22,243,090
Basic Materials - 3.8%
First Quantum Minerals Ltd.
6.88% due 10/15/27[3]	2,831,000	3,012,071
FMG Resources August 2006 Pty Ltd.
4.38% due 04/01/31[2,3]	2,705,000	2,726,897
Valvoline, Inc.
4.25% due 02/15/30[3]	2,818,000	2,726,429
Compass Minerals International, Inc.
6.75% due 12/01/27[2,3]	2,141,000	2,245,320
Ingevity Corp.
3.88% due 11/01/28[2,3]	2,223,000	2,098,734
Alcoa Nederland Holding BV
5.50% due 12/15/27[2,3]	1,976,000	2,082,081
New Gold, Inc.
7.50% due 07/15/27[2,3]	1,963,000	2,064,085
Century Aluminum Co.
7.50% due 04/01/28[2,3]	1,674,000	1,778,240
Chemours Co.
4.63% due 11/15/29[2,3]	1,639,000	1,559,755
Commercial Metals Co.
4.88% due 05/15/23[2]	1,500,000	1,539,000
Total Basic Materials		21,832,612
Industrial - 2.8%
VM Consolidated, Inc.
5.50% due 04/15/29[3]	2,988,000	2,976,750
IEA Energy Services LLC
6.63% due 08/15/29[2,3]	2,685,000	2,628,132
GFL Environmental, Inc.
3.50% due 09/01/28[2,3]	2,598,000	2,449,511
Dycom Industries, Inc.
4.50% due 04/15/29[2,3]	2,328,000	2,283,570
Western Global Airlines LLC
10.38% due 08/15/25[3]	2,048,000	2,263,409
Intertape Polymer Group, Inc.
4.38% due 06/15/29[2,3]	2,022,000	1,999,798
Graphic Packaging International LLC
3.75% due 02/01/30[2,3]	1,974,000	1,898,179
Total Industrial		16,499,349
Financial - 2.8%
NMI Holdings, Inc.
7.38% due 06/01/25[2,3]	2,972,000	3,301,357
Iron Mountain, Inc.
4.88% due 09/15/27[2,3]	2,970,000	2,983,009
PRA Group, Inc.
5.00% due 10/01/29[2,3]	2,957,000	2,923,778

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 47.1% (continued)
Financial - 2.8% (continued)
VistaJet Malta Finance plc / XO Management Holding, Inc.
6.38% due 02/01/30[2,3]	2,720,000	$2,707,651
Advisor Group Holdings, Inc.
10.75% due 08/01/27[2,3]	2,088,000	2,303,096
Radian Group, Inc.
4.88% due 03/15/27[2]	1,647,000	1,707,782
Total Financial		15,926,673
Utilities - 0.5%
NRG Energy, Inc.
5.25% due 06/15/29[2,3]	2,598,000	2,676,667
Total Corporate Bonds
(Cost $275,061,391)		272,392,631
SENIOR FLOATING RATE INTERESTS††,6 - 1.9%
Consumer, Cyclical - 1.3%
Golden Nugget
due 01/13/29	2,720,000	2,730,200
SeaWorld Parks & Entertainment, Inc.
3.50% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 08/25/28	1,320,000	1,318,114
due 08/25/28	1,316,700	1,314,818
Alterra Mountain Co.
4.00% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/28	2,351,742	2,347,822
Total Consumer, Cyclical		7,710,954
Industrial - 0.6%
TransDigm, Inc.
2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	3,268,325	3,231,929
Total Senior Floating Rate Interests
(Cost $10,946,597)		10,942,883
Total Investments - 161.0%
(Cost $887,924,403)		$ 931,687,870
	Contracts
LISTED OPTIONS WRITTEN† - (0.0)%
Call Options on:
Equity Options
Alcoa Corp. Expiring February 2022 with strike price of $65.00 (Notional Value $1,625,000)	250	(12,750)
Total Listed Options Written
(Premiums received $74,541)		(12,750)
Other Assets & Liabilities, net - (61.0)%		(353,064,750)
Total Net Assets - 100.0%		$ 578,610,370

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	EUR	Sell	28,852,387	32,711,563 USD	03/11/22	$341,509
Bank of New York Mellon	JPY	Sell	1,176,439,900	10,371,792 USD	03/11/22	158,310
Bank of New York Mellon	CHF	Sell	4,352,504	4,730,366 USD	03/11/22	50,698
Bank of New York Mellon	AUD	Sell	1,053,052	752,185 USD	03/11/22	10,133
Bank of New York Mellon	CAD	Sell	1,347,380	1,062,199 USD	03/11/22	2,816
Bank of New York Mellon	HKD	Sell	68,145,056	8,741,268 USD	03/11/22	1,931
Bank of New York Mellon	HKD	Buy	3,561,600	456,759 USD	03/11/22	2
Bank of New York Mellon	SGD	Sell	540,789	395,773 USD	03/11/22	(4,114)
Bank of New York Mellon	JPY	Buy	95,582,300	837,205 USD	03/11/22	(7,389)
Bank of New York Mellon	AUD	Buy	1,053,052	751,993 USD	03/11/22	(9,942)
Bank of New York Mellon	GBP	Sell	569,067	750,514 USD	03/11/22	(12,793)
Bank of New York Mellon	EUR	Buy	3,000,010	3,403,860 USD	03/11/22	(38,088)
Bank of New York Mellon	CHF	Buy	2,844,352	3,099,351 USD	03/11/22	(41,199)
						$451,874

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Represents Shares

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2022

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Special Purpose Acquisition Company (SPAC).
2	All or a portion of these securities have been physically segregated in connection with the borrowings and reverse repurchase agreements. As of January 31, 2022, the total value of securities segregated was $612,172,732.
3	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $352,081,837 (cost $355,259,027), or 60.8% of total net assets.
4	Rate indicated is the 7-day yield as of January 31, 2022.
5	Zero coupon rate security.
6	Variable rate security. Rate indicated is the rate effective at January 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
7	Security represents cover for outstanding options written.

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SGD — Singapore Dollar

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$113,718,505	$—	$—	$113,718,505
Convertible Preferred Stocks	95,907,480	—	—	95,907,480
Money Market Fund	41,042,902	—	—	41,042,902
Convertible Bonds	—	397,683,469	—	397,683,469
Corporate Bonds	—	272,392,631	—	272,392,631
Senior Floating Rate Interests	—	10,942,883	—	10,942,883
Forward Foreign Currency Exchange Contracts**	—	565,399	—	565,399
Total Assets	$250,668,887	$681,584,382	$—	$932,253,269

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$12,750	$—	$—	$12,750
Forward Foreign Currency Exchange Contracts**	—	113,525	—	113,525
Total Liabilities	$12,750	$113,525	$—	$126,275

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $156,010,115 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The Fund did not hold any Level 3 securities during the period ended January 31, 2022.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2022

Note 1 – Organization and Significant Accounting Policies

Organization

Advent Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income producing securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

 (a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Securities listed on an exchange or on an over-the-counter market will be valued at the last reported sale price on the primary exchange or market on which they are traded; provided, however, that securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market system will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.

Equity securities that are traded on an exchange or on the over-the-counter (“OTC”) market and for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2022

Debt securities are valued based on prices provided by independent pricing services or, if not available or if Advent Capital Management, LLC (“Advent” or the “Investment Adviser”) considers that price to not represent fair value, by dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing services or dealers may utilize proprietary valuation models which may, for example, consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term debt securities with remaining maturities of 60 days or less at the time of valuation are valued at amortized cost, which approximates market value. Short-term debt securities which have a term-to-maturity greater than 60 days from the date of purchase are valued at their current market quotations until maturity or disposition. Convertible securities are valued in the same manner as debt securities. Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. OTC options are valued using a price provided by an independent pricing service.

Forward foreign currency exchange contracts are valued by pricing services or, if not available or if Advent considers that price to not represent fair value, by dealers using the mid price. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Advent, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Special Purpose Acquisition Companies

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be Profitable.

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2022

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2022

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund avoids a 4% federal excise tax that is assessed on the amount of the under distribution.

At January 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 891,820,043	$ 68,103,291	$ (27,796,340)	$ 40,306,951

Note 5 – COVID-19

The outbreak of COVID-19 and the recovery response causes at times disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded to this situation with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. Recently, the U.S. and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a higher degree of correlation than historically seen across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

OTHER INFORMATION (Unaudited)	January 31, 2022

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.